As filed with the United States Securities and Exchange Commission on March 11, 2014

1933 Act Registration No. 033-19338

1940 Act Registration No. 811-05426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 139	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 140	☒

(Check appropriate box or boxes.)

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, Texas 77046

(Name and Address of Agent of Service)

Copy to:

Seba Kurian, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date], pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of March, 2014.

Registrant:	AIM IINVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS)

	By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	March 11, 2014

/s/ David C. Arch* (David C. Arch)	Trustee	March 11, 2014

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	March 11, 2014

/s/ James T. Bunch* (James T. Bunch)	Trustee	March 11, 2014

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	March 11, 2014

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	March 11, 2014

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	March 11, 2014

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	March 11, 2014

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	March 11, 2014

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	March 11, 2014

/s/ Larry Soll* (Larry Soll)	Trustee	March 11, 2014

	/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	March 11, 2014

	/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	March 11, 2014

	/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	March 11, 2014

	/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	March 11, 2014

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 106 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def